FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Assets and Liabilities Measured at Fair Value on Recurring Basis
The following tables present our assets and liabilities carried at fair value that are measured on a recurring basis:

			Fair Value Measurements at December 31, 2018 Using
	Balance Sheet Location	Total	Level 1	Level 2	Level 3
Assets:
Derivative financial instruments	Other current assets	$1,320	—	$1,320	—
Equity securities	Other assets	$279	$279	—	—
Liabilities:
Derivative financial instruments	Accrued expenses and other current liabilities	$14	—	$14	—

			Fair Value Measurements at December 31, 2017 Using
	Balance Sheet Location	Total	Level 1	Level 2	Level 3
Assets:
Derivative financial instruments	Other current assets	$250	—	$250	—
Equity securities	Other assets	$332	$332	—	—
Liabilities:
Derivative financial instruments	Accrued expenses and other current liabilities	$957	—	$957	—